RISK MANAGEMENT - Credit concentration by economic group (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
RISK MANAGEMENT
Loans and advances	$ 279,453,908	$ 253,951,647
20 largest economic groups
RISK MANAGEMENT
Loans and advances	$ 39,877,880	$ 34,134,547